Research and Development Expense (Details) - Schedule of Research and Development Expense - USD ($)	4 Months Ended	6 Months Ended				12 Months Ended
	Dec. 31, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2023	Jun. 30, 2022
Schedule of Research and Development Expense [Abstract]
Professional fees		$ (886,628)	$ (373,259)	$ (75,189)
Laboratories’ related expenses		(434,551)	(449,442)	(526,753)
Amortization		(1,699)	(1,699)
Other research and development expenses		(28,339)	(160,758)		(179,061)
Total Research and development expenses	$ (179,061)	$ (1,351,217)	$ (985,158)	$ (601,942)	$ (179,061)	$ (1,351,217)	$ (985,158)